Property, Plant and Equipment, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property Plant and Equipment, Net [Line Items]
Depletion expense	$ 39,905	$ 0	$ 85,566	$ 0	$ 65,978	$ 0
Percentage of reserves discounted	10.00%		10.00%		10.00%
Impairment loss	$ 0	0	$ 0	0
Depreciation					$ 10,423
Unproved Helium And CO2 Properties Member]
Property Plant and Equipment, Net [Line Items]
Impairment loss	$ 0	0	$ 0	0
Vehicles [Member]
Property Plant and Equipment, Net [Line Items]
Estimated useful life	5 years		5 years		5 years
Depreciation	$ 2,605	2,605	$ 5,211	5,211
Helium Plant [Member]
Property Plant and Equipment, Net [Line Items]
Estimated useful life	25 years		25 years
Depreciation	$ 18,640	$ 0	$ 37,280	$ 0
Plant [Member]
Property Plant and Equipment, Net [Line Items]
Estimated useful life					25 years
Minimum [Member] | Plant [Member]
Property Plant and Equipment, Net [Line Items]
Depreciation						10,301
Maximum [Member] | Plant [Member]
Property Plant and Equipment, Net [Line Items]
Depreciation						$ 37,195